EMPLOYEE BENEFIT PLANS – 401(K) PLAN (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
GNQ INSILICO INC [Member]
Multiemployer Plan [Line Items]
SCHEDULE OF EMPLOYEE BENEFIT PLANS

The Company incurred the following employee benefit plan expenses:

	Three months ended March 31, 2026	Three months ended March 31, 2025
Capitalized to intangible assets under development	$3,833	-
Research and development expense	3,221	-
Compensation expense	1,885	-
Total	$8,939	-

	2025	2024
Capitalized to intangible assets under development	$9,172	-
Research and development expense	1,713	-
Compensation expense	1,672	-
Total	$12,557	-